Consolidated statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022 [2]	Dec. 31, 2021 [2]
Statement of comprehensive income [abstract]
– profit for the year	[1]	$ 24,559	$ 16,249	$ 14,693
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income		2,599	(7,232)	(2,139)
– fair value gains/(losses)		2,381	(9,618)	(2,270)
– fair value losses/(gains) transferred to the income statement on disposal		905	(18)	(464)
– expected credit (recoveries)/losses recognised in the income statement		59	56	(49)
– income taxes		(746)	2,348	644
Cash flow hedges		2,953	(3,655)	(664)
– fair value gains/(losses)		2,534	(4,207)	595
– fair value (gains)/losses reclassified to the income statement		1,463	(758)	(1,514)
– income taxes		(1,044)	1,310	255
Share of other comprehensive income/(expense) of associates and joint ventures		47	(367)	103
– share for the year		47	(367)	103
Net finance income/(expenses) from insurance contracts		(364)	1,775	0
– before income taxes		(491)	2,393	0
– income taxes		127	(618)	0
– exchange differences		(204)	(9,918)	(2,393)
Items that will not be reclassified subsequently to profit or loss:
Fair value gains on property revaluation		1	280	0
Remeasurement of defined benefit liability		(314)	(1,031)	(274)
– before income taxes		(413)	(1,723)	(107)
– income taxes		99	692	(167)
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(1,219)	1,922	531
– before income taxes		(1,617)	2,573	512
– income taxes		398	(651)	19
Equity instruments designated at fair value through other comprehensive income		(120)	107	(446)
– fair value gains/(losses)		(120)	107	(443)
– income taxes		0	0	(3)
Effects of hyperinflation		1,604	877	315
Other comprehensive income/(expense) for the year, net of tax		4,983	(17,242)	(4,967)
Total comprehensive income/(expense) for the year		29,542	(993)	9,726
Attributable to:
– ordinary shareholders of the parent company		27,397	(2,810)	7,765
– preference shareholders of the parent company		0	0	7
– other equity holders		1,101	1,213	1,303
– non-controlling interests		$ 1,044	$ 604	$ 651

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.